Investments - Forward Exchange Contracts (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Derivative financial instruments – forward exchange contracts
Disclosure Of Derivative Financial Assets And Liabilities By Type Of Instrument [Line Items]
Notional amount	$ 4.2